Gross Unrealized Losses and Fair Value, Aggregated by Investment Category and Length of Time that Individual Securities have been in a Continuous Unrealized Loss Position (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Gain (Loss) on Investments [Line Items]
Less than 12 Months Fair Value	$ 2,997	$ 6,324
Less than 12 Months Unrealized Losses	(3)	(15)
12 Months or More Fair Value	0	0
12 Months or More Unrealized Losses	0	0
Total Fair Value	2,997	6,324
Total Unrealized Losses	(3)	(15)
U.S. government agencies
Gain (Loss) on Investments [Line Items]
Less than 12 Months Fair Value	2,997	5,992
Less than 12 Months Unrealized Losses	(3)	(7)
12 Months or More Fair Value	0	0
12 Months or More Unrealized Losses	0	0
Total Fair Value	2,997	5,992
Total Unrealized Losses	(3)	(7)
State and political subdivisions
Gain (Loss) on Investments [Line Items]
Less than 12 Months Fair Value	0	332
Less than 12 Months Unrealized Losses	0	(8)
12 Months or More Fair Value	0	0
12 Months or More Unrealized Losses	0	0
Total Fair Value	0	332
Total Unrealized Losses	$ 0	$ (8)